Net Loss per share - Schedule of Earnings Per Share, Basic and Diluted (Detail) - CNY (¥) ¥ / shares in Units, ¥ in Thousands		12 Months Ended
		Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Numerator:
Net loss attributable to Boqii Holding Limited		¥ (128,390)	¥ (194,444)	¥ (179,024)
Accretion on convertible redeemable preferred shares			120,873	(204,796)
Accretion on the Redeemable non-controlling interests to redemption value (Note 21)		(575)	(138)
Deemed dividend to preferred shareholders			(12,547)	(1,142)
Net loss attributable to ordinary shareholders		¥ (128,965)	¥ (86,256)	¥ (384,962)
Denominator:
Weighted average number of ordinary shares used in computing net loss per share, Basic and diluted	[1]	68,006,172	66,953,610	22,238,454
Net loss per share attributable to ordinary shareholders:
Basic and diluted		¥ (1.9)	¥ (1.29)	¥ (17.31)

[1]	Options exercisable for a minimal exercise price (the “Penny Stock”) are included in the denominator of basic loss per share calculation once there are no further vesting conditions or contingencies associated with them, as they are considered issuable shares. Basic net loss per share is computed using the weighted average number of ordinary shares outstanding and the Penny Stock during the reporting periods. Diluted net loss per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding and the Penny Stock during the reporting periods.